UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09401

Name of Fund:   BlackRock Strategic Municipal Trust (BSD)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic

Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 122.6%

Alabama — 2.0%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 7.00%, 10/01/51	$1,115	$1,340,275
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	655	713,694

		2,053,969
Alaska — 0.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	95	95,118

Arizona — 1.2%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,000	1,186,000

California — 11.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 04/01/19(a)	720	740,945
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	1,010	1,101,657
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	400	446,552
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	45	49,251
5.25%, 08/15/49	115	125,015
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(b)	475	503,153
California School Finance Authority, RB, Alliance For College-Ready Public School Projects, Series A, 5.00%, 07/01/51(b)	500	529,925
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	1,875	1,979,944
5.25%, 05/15/39	250	256,975
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	110	130,038

Security	Par (000)	Value
California (continued)
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/36	$350	$350,004
Golden State Tobacco Securitization Corp., Refunding RB, Tobacco Settlement Asset-Backed Bonds, Series A-1, 5.25%, 06/01/47	330	343,071
State of California, GO, Various Purpose:
6.50%, 04/01/19(a)	350	362,198
6.50%, 04/01/33	300	309,804
6.00%, 03/01/33	800	855,096
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	240	269,201
Sub-Series I-1, 6.38%, 11/01/19(a)	375	398,265
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	915	1,041,361
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	1,110	1,115,972
5.13%, 06/01/46	590	593,174

		11,501,601
Colorado — 2.4%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 07/01/34	680	697,802
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,438,553
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	320	338,832

		2,475,187
Connecticut — 1.0%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	1,035	1,045,660

Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	820	871,086

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Delaware (continued)
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$1,210	$1,261,195

		2,132,281
District of Columbia — 1.9%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	690	738,003
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	160	165,210
5.25%, 10/01/44	1,000	1,035,060

		1,938,273
Florida — 1.8%
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(a)	950	1,102,133
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	720	792,058

		1,894,191
Georgia — 1.1%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, Series B, 3.50%, 11/01/43	235	228,451
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	160	183,171
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A:
3.95%, 12/01/43	260	260,759
4.00%, 12/01/48	135	135,093
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	265	275,839

		1,083,313
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	425	450,882

Idaho — 0.5%
Idaho Health Facilities Authority, Refunding RB, St. Luke’s Health System Project, Series A(c):
4.00%, 03/01/43	135	134,160
4.00%, 03/01/38	265	265,212

Security	Par (000)	Value
Idaho (continued)
Idaho Health Facilities Authority, Refunding RB, St. Luke’s Health System Project, Series A(c) (continued):
4.00%, 03/01/48	$135	$134,533

		533,905
Illinois — 20.4%
Chicago Board of Education, GO:
Project, Series C, 5.25%, 12/01/35	490	510,016
Refunding Dedicated Revenues, Series D, 5.00%, 12/01/27	280	295,579
Refunding Dedicated Revenues, Series D, 5.00%, 12/01/31	150	157,051
Refunding Dedicated Revenues, Series F, 5.00%, 12/01/22	205	214,561
Refunding Dedicated Revenues, Series G, 5.00%, 12/01/44	150	153,585
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/34	550	563,310
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 01/01/32	1,000	1,053,800
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
5.63%, 01/01/21(a)	645	702,689
5.63%, 01/01/35	155	167,296
Series A, 5.75%, 01/01/21(a)	1,260	1,376,399
Series A, 5.75%, 01/01/39	240	259,918
Series C, 6.50%, 01/01/21(a)	1,855	2,059,069
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	330	351,948
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	500	529,335
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	245	258,620
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	305	330,004
Central Dupage Health, Series B, 5.50%, 11/01/19(a)	2,500	2,618,900
Presence Health Network, Series C, 5.00%, 02/15/41	1,600	1,807,248
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/44(d)	2,980	947,193
Series B (AGM), 5.00%, 06/15/50	1,280	1,326,874
Series B-2, 5.00%, 06/15/50	795	809,866

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	$175	$192,633
6.00%, 06/01/21	940	1,047,621
State of Illinois, GO:
5.00%, 03/01/37	455	466,056
Series A, 5.00%, 04/01/35	1,000	1,033,080
Series A, 5.00%, 04/01/38	1,135	1,168,187
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(a)	200	206,450
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	310	335,842

		20,943,130
Indiana — 4.8%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	245	285,528
7.00%, 01/01/44	1,090	1,278,385
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,020	1,114,217
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	140	149,010
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	465	493,635
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	125	133,860
Sisters of St. Francis Health Services, 5.25%, 11/01/19(a)	270	282,355
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	350	357,962
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(a)	350	356,717
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	400	442,420

		4,894,089
Iowa — 1.4%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(e)	890	945,679
Midwestern Disaster Area, 5.25%, 12/01/25	145	154,835
Midwestern Disaster Area, 5.88%, 12/01/26(b)	130	136,618

Security	Par (000)	Value
Iowa (continued)
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	$220	$229,390

		1,466,522
Kentucky — 4.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	325	347,103
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24(d)	5,000	4,136,400
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(f)	375	351,518

		4,835,021
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,055	1,151,459
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	320	336,310
5.25%, 05/15/31	270	288,274
5.25%, 05/15/32	345	373,728
5.25%, 05/15/33	375	403,298
5.25%, 05/15/35	160	172,326

		2,725,395
Maryland — 1.5%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(a)	135	145,013
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	645	671,877

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(a)	$690	$760,132

		1,577,022
Massachusetts — 3.0%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	540	588,303
UMass Boston Student Housing Project, 5.00%, 10/01/48	600	647,916
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42(b)	445	448,560
Massachusetts HFA, Refunding RB, Series A, AMT, 4.50%, 12/01/47	1,350	1,398,937

		3,083,716
Michigan — 4.2%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	1,925	2,091,936
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	465	508,900
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(a)	240	255,708
5.50%, 05/15/36	195	205,499
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	275	295,793
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(a)	400	402,228
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	505	504,101

		4,264,165
Missouri — 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	80	88,260

Security	Par (000)	Value
Missouri (continued)
County of St. Louis Missouri IDA, Refunding RB, Friendship Village St. Louis Obligated Group, 5.00%, 09/01/37	$500	$543,695
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 02/01/42	330	341,108
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	80	85,672

		1,058,735
Nebraska — 1.5%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	260	286,824
5.00%, 09/01/42	455	497,561
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 01/01/40	720	747,986

		1,532,371
New Jersey — 12.0%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	320	342,995
5.25%, 11/01/44	610	652,785
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	340	343,431
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(g)(h)	645	6,773
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,090	1,180,372
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 09/15/29	145	157,595
Goethals Bridge Replacement Project, Private Activity Bond, 5.38%, 01/01/43	500	546,630
New Jersey EDA, Refunding RB, Series BBB, 5.50%, 06/15/31	775	882,361
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	705	782,472

4

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	$650	$654,348
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/43	605	657,986
Series E, 5.25%, 01/01/19(a)	1,355	1,376,829
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	500	559,570
Transportation Program, Series AA, 5.00%, 06/15/45	415	440,203
Transportation System, Series A, 5.50%, 06/15/41	575	601,306
Transportation System, Series B, 5.25%, 06/15/36	790	823,670
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43	165	182,883
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/36	330	368,531
5.00%, 06/01/46	1,065	1,169,881
Tobacco Settlement Financing Corp. New Jersey, Refunding RB:
Series A, 5.25%, 06/01/46	275	307,920
Sub-Series B, 5.00%, 06/01/46	265	283,900

		12,322,441
New York — 7.9%
City of New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	770	834,618
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	500	540,385
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(b)	600	622,806
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	281	298,898
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	750	847,065

Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	$150	$169,192
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	385	405,698
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(b)	1,365	1,440,130
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(b)	105	115,157
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(b)	265	291,405
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	1,000	1,082,730
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 08/01/20	250	262,652
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(b)	330	332,640
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	410	447,347
6.00%, 12/01/42	395	430,791

		8,121,514
North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(a)	440	452,839
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(a)	185	211,923

		664,762
Ohio — 1.2%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	140	141,204

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	$210	$228,470
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.00%, 05/01/19(a)	310	317,955
Series A, 5.00%, 05/01/39	575	583,452

		1,271,081
Oklahoma — 1.8%
Oklahoma Development Finance Authority, RB:
OU Medicine Project, Series B, 5.25%, 08/15/48	390	438,200
Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	765	749,968
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	585	643,465

		1,831,633
Oregon — 0.9%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(d)	395	176,770
State of Oregon Facilities Authority, RB, Student Housing, CHF-Ashland, Southern Oregon University Project (AGM), 5.00%, 07/01/44	715	769,612

		946,382
Pennsylvania — 2.8%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	200	215,944
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	410	409,988
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	650	706,082
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	600	622,488

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	$480	$506,121
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	345	378,244

		2,838,867
Puerto Rico — 1.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	255	256,663
5.63%, 05/15/43	920	928,022

		1,184,685
Rhode Island — 2.8%
Rhode Island Student Loan Authority, Refunding RB, Senior-Series A, AMT, 3.50%, 12/01/34	410	409,988
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	830	845,106
5.00%, 06/01/50	1,580	1,648,572

		2,903,666
South Carolina — 3.6%
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(a)	1,040	1,109,420
AMT, 5.25%, 07/01/55	405	449,226
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	1,220	1,328,812
Series E, 5.50%, 12/01/53	500	541,140
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	230	248,706

		3,677,304
Tennessee — 0.4%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	430	459,244

Texas — 12.3%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(a)	680	749,115
Sub-Lien, 5.00%, 01/01/33	115	123,700

6

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 07/01/39	$485	$486,023
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	135	145,954
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	2,585	2,674,880
6.00%, 11/15/35	145	150,088
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/43	230	255,887
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(a)	145	174,731
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC) (AGM), 0.00%, 11/15/38(d)	4,750	1,825,187
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(d)	4,485	2,003,584
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare(a):
6.00%, 08/15/20	95	103,041
6.00%, 08/15/20	1,175	1,275,686
Del Mar College District, GOL, Series B, 4.00%, 08/15/48(c)	600	608,424
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 08/15/19(a)	500	524,165
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(a)(d)	640	274,355
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
Blueridge Transportation Group, AMT, 5.00%, 12/31/55	450	482,787
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	500	541,720

Security	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien (continued):
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$275	$291,959

		12,691,286
Virginia — 2.2%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	165	170,270
5.13%, 03/01/31	320	332,707
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	250	269,277
6.00%, 01/01/37	1,320	1,460,026

		2,232,280
Washington — 1.0%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	235	257,107
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	715	782,081

		1,039,188
Wyoming — 1.0%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 07/15/26	975	1,010,334

Total Municipal Bonds — 122.6% (Cost — $117,884,242)		125,965,213

Municipal Bonds Transferred to Tender Option Bond Trusts (i)

California — 9.0%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(a)(j)	855	860,252
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(a)	2,970	3,101,521

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	$2,000	$2,219,420
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,160	2,461,810
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	553	574,435

		9,217,438
Colorado — 1.2%
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,180	1,203,907

Georgia — 1.0%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,046,199

Idaho — 1.3%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,330	1,380,267

Illinois — 2.1%
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,997	2,199,140

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	1,125	1,127,891

Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	720	775,508

New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(a)(j)	645	664,579

New York — 7.7%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	510	526,628

Security	Par (000)	Value
New York (continued)
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(j)	$500	$546,763
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,375	3,694,957
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(j)	2,030	2,255,420
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	810	922,644

		7,946,412
North Carolina — 1.6%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	800	897,716
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	761	763,725

		1,661,441
Pennsylvania — 4.1%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,034	1,151,237
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,379	1,575,139
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,280	1,443,315

		4,169,691
Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,532	1,550,182

Texas — 5.1%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	780	851,596
County of Harris Texas, RB, Toll Road, Senior Lien, Series A:
5.00%, 08/15/19(a)(j)	1,214	1,250,572
5.00%, 08/15/38	928	956,580
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,080	1,169,186

8

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	$975	$1,068,125

		5,296,059
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(a)	1,155	1,195,355

Virginia — 1.6%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(j)	1,413	1,680,628

Security	Par (000)	Value
Washington — 2.4%
State of Washington, GO, Various Purposes, Series E, 5.00%, 02/01/19(a)	$2,400	$2,441,816

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(j)	1,161	1,166,236

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.5% (Cost — $43,506,924)		44,722,749

Total Long-Term Investments — 166.1% (Cost — $161,391,166)		170,687,962

	Shares
Short-Term Securities — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.85%(k)(l)	384,246	$384,323

Total Short-Term Securities — 0.4% (Cost — $384,314)		384,323

Total Investments — 166.5% (Cost — $161,775,480)		171,072,285
Other Assets Less Liabilities — 0.7%		806,654
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.5)%		(26,203,733)
VMTP Shares, at Liquidation Value — (41.7)%		(42,900,000)

Net Assets Applicable to Common Shares — 100.0%		$102,775,206

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2018 to February 15, 2031, is $5,634,031.

(k)	Annualized 7-day yield as of period end.

9

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Strategic Municipal Trust (BSD)

(l)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,080,792	(1,696,546)	384,246	$384,323	$1,967	$192	$9

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	14	09/19/18	$1,672	$5,930
Long U.S. Treasury Bond	33	09/19/18	4,718	(81)
5-Year U.S. Treasury Note	9	09/28/18	1,018	2,637

				$8,486

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

10

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Strategic Municipal Trust (BSD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$170,687,962	$—	$170,687,962
Short-Term Securities	384,323	—	—	384,323

	$384,323	$170,687,962	$—	$171,072,285

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$8,567	$—	$—	$8,567
Liabilities:
Interest rate contracts	(81)	—	—	(81)

	$8,486	$—	$—	$8,486

(a)	See above Schedule of Investments for values in each state or political subdivision
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

11

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Strategic Municipal Trust (BSD)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(26,135,497)	$—	$(26,135,497)
VMTP Shares at Liquidation Value	—	(42,900,000)	—	(42,900,000)

	$—	$(69,035,497)	$—	$(69,035,497)

During the period ended July 31, 2018, there were no transfers between levels.

12

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Municipal Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Strategic Municipal Trust

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Strategic Municipal Trust

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Finaancial Officer (principal financial officer) of BlackRock Strategic Municipal Trust

Date: September 20, 2018